Summary of accounting policies - Segment revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	$ 186,402	$ 203,300	$ 167,624
Property and equipment	14,361	28,498
West Africa
Disclosure of geographical areas [line items]
Revenue	83,608	103,402	79,860
Property and equipment	6,709	12,237
North Africa
Disclosure of geographical areas [line items]
Revenue	76,641	57,495	57,041
Property and equipment	3,584	8,973
East and South Africa
Disclosure of geographical areas [line items]
Revenue	24,365	33,507	28,728
Property and equipment	3,409	5,812
Europe
Disclosure of geographical areas [line items]
Revenue	1,152	294	329
Property and equipment	532	1,209
China
Disclosure of geographical areas [line items]
Property and equipment	80	163
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	629	8,576	1,666
Property and equipment	47	104
Others
Disclosure of geographical areas [line items]
Revenue	$ 8	$ 26	$ 0